Supplement to the
Fidelity® Advisor Aggressive Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for Class A and Class T are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.63%	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) fees	0.28%A	0.53%A	1.00%	1.00%
Other expenses	1.18%	1.17%	1.23%	1.16%
Total annual class operating expensesB	2.09%	2.33%	2.86%	2.79%

A Under the Class A and Class T 12b-1 plans, a portion of the brokerage commissions paid when the fund buys or sells a portfolio security may be used to promote the sale of class shares. These commissions are paid by the fund in its day-to-day investment activities and are not a separate charge to class assets. Excluding these brokerage commissions, the 12b-1 fees for Class A and Class T are 0.25% and 0.50%, respectively, and the total annual class operating expenses are 2.06% and 2.30%, respectively.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Aggressive Growth	1.50%	8/1/02	1.75%	8/1/02	2.25%	8/1/02	2.25%	8/1/02

These arrangements may be discontinued by FMR at any time.

AAG-02-03 September 29, 2002
1.756189.106

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses would have been as shown in the table below.

Total Operating Expenses
Advisor Aggressive Growth - Class A	1.46%A
Advisor Aggressive Growth - Class T	1.71%A
Advisor Aggressive Growth - Class B	2.18%A
Advisor Aggressive Growth - Class C	2.18%A

A After reimbursement.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 775	$ 775	$ 578	$ 578	$ 789	$ 289	$ 382	$ 282
3 years	$ 1,192	$ 1,192	$ 1,052	$ 1,052	$ 1,186	$ 886	$ 865	$ 865
5 years	$ 1,634	$ 1,634	$ 1,552	$ 1,552	$ 1,708	$ 1,508	$ 1,474	$ 1,474
10 years	$ 2,857	$ 2,857	$ 2,923	$ 2,923	$ 2,917A	$ 2,917A	$ 3,119	$ 3,119

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 15.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 20.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Effective September 19, 2002, the following information replaces similar information found in the "Fund Distribution" section on page 26.

Except as provided below, investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

Effective September 19, 2002, the following information supplements the information found in the "Fund Distribution" section on page 29.

The Class B or Class C CDSC will not apply to the redemption of shares:

6. (Applicable to Class C only) From an intermediary-sponsored managed account program.

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 31.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A anticipates using brokerage commissions equal to 0.03% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of is average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T anticipates using brokerage commissions equal to 0.03% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Effective September 19, 2002, the following information replaces similar information found in the "Fund Distribution" section on page 33.

For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

SUPPLEMENT TO THE

FIDELITY® ADVISOR AGGRESSIVE GROWTH FUND, FIDELITY ADVISOR ASSET ALLOCATION FUND, FIDELITY ADVISOR BALANCED FUND, FIDELITY ADVISOR DIVIDEND GROWTH FUND, FIDELITY ADVISOR DYNAMIC CAPITAL APPRECIATION FUND, FIDELITY ADVISOR EQUITY GROWTH FUND, FIDELITY ADVISOR EQUITY INCOME FUND, FIDELITY ADVISOR EQUITY VALUE FUND, FIDELITY ADVISOR FIFTY FUND, FIDELITY ADVISOR GROWTH & INCOME FUND, FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND, FIDELITY ADVISOR LARGE CAP FUND, FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND, FIDELITY ADVISOR MID CAP FUND, FIDELITY ADVISOR SMALL CAP FUND, FIDELITY ADVISOR STRATEGIC GROWTH FUND (FORMERLY FIDELITY® ADVISOR TECHNOQUANT® GROWTH FUND), AND FIDELITY ADVISOR VALUE STRATEGIES FUND
Funds of Fidelity Advisor Series I and Fidelity Securities Fund
Class A, Class T, Class B, Class C, Institutional Class, and Initial Class

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2002

The following information replaces the similar information found in the "Portfolio Transactions" section on page 31.

FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer directs a portion of the commissions paid by a fund toward the reduction of that fund's expenses or to promote the sale of fund shares.

Effective September 19, 2002, the following information supplements the information found in the "Buying, Selling, and Exchanging Information" section on page 88.

Class B and Class C Shares Only

The Class B or Class C contingent deferred sales charge (CDSC) will not apply to the redemption of shares:

 6. (Applicable to Class C only) From an intermediary-sponsored managed account program.

For Advisor Dividend Growth, Advisor Equity Growth, Advisor Equity Income, Advisor Growth & Income, Advisor Large Cap, Advisor Mid Cap, Advisor Small Cap, and Advisor Value Strategies, the following information supplements the information found under the heading "Institutional Class Shares Only" in the "Buying, Selling, and Exchanging Information" section beginning on page 88.

Institutional Class shares are offered to:

9. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

The following information replaces the similar information in the "Trustees and Officers" section on page 94.

Bart A. Grenier (43)

Year of Election or Appointment: 2001 or 2002

Vice President of Advisor Asset Allocation (2001), Advisor Balanced (2001), Advisor Equity Income (2001), Advisor Growth & Income (2001), and Advisor Leveraged Company Stock (2002). Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and Group Leader of Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), and Fidelity's Value Group (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Bond Funds (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

ACOM11B-02-02 September 29, 2002
1.739097.110

The following information has been removed from the "Trustees and Officers" section on page 94.

ROBERT A. LAWRENCE (49) is Vice President of Advisor Leveraged Company Stock. Mr. Lawrence serves as Vice President of certain High Income Bond Funds (2000), Vice President of Fidelity Real Estate High Income Fund and Fidelity Real Estate High Income Fund II (1996), Vice President of certain Equity Funds (1997), and Senior Vice President of FMR Co., Inc. (2001) and FMR.

RICHARD A. SPILLANE, JR. (50) is Vice President of Advisor Aggressive Growth, Advisor Dividend Growth, Advisor Dynamic Capital Appreciation, Advisor Equity Growth, Advisor Equity Value, Advisor Fifty, Advisor Growth Opportunities, Advisor Large Cap, Advisor Mid Cap, Advisor Small Cap, and Advisor Value Strategies. Mr. Spillane also serves as Vice President of certain Equity Funds. He is President and a Director of Fidelity Management & Research (U.K.) Inc. (2001) and Senior Vice President of FMR Co., Inc. (2001) and FMR (1997). Previously, Mr. Spillane served as Chief Investment Officer (Europe) for Fidelity International, Limited.

The following information supplements the similar information in the "Trustees and Officers" section beginning on page 92.

John B. McDowell (43)

Year of Election or Appointment: 2002

Vice President of Advisor Aggressive Growth, Advisor Dividend Growth, Advisor Dynamic Capital Appreciation, Advisor Equity Growth, Advisor Equity Value, Advisor Fifty, Advisor Growth Opportunities, Advisor Large Cap, Advisor Mid Cap, Advisor Small Cap, and Advisor Value Strategies. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

The following information supplements the similar information in the "Trustees and Officers" section beginning on page 92.

Charles S. Morrison (41)

Year of Election or Appointment: 2002

Vice President of Advisor Balanced. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

The following information replaces the similar information in the "Trustees and Officers" section on page 95.

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Advisor Aggressive Growth, Advisor Asset Allocation, Advisor Balanced, Advisor Dividend Growth, Advisor Dynamic Capital Appreciation, Advisor Equity Growth, Advisor Equity Income, Advisor Equity Value, Advisor Fifty, Advisor Growth & Income, Advisor Growth Opportunities, Advisor Large Cap, Advisor Leveraged Company Stock, Advisor Mid Cap, Advisor Small Cap, Advisor Strategic Growth, and Advisor Value Strategies. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

The following information has been removed from the "Trustees and Officers" section on page 95.

PAUL F. MALONEY (52) is Assistant Treasurer of Advisor Aggressive Growth (2001), Advisor Asset Allocation (2001), Advisor Balanced (2001), Advisor Dividend Growth (2001), Advisor Dynamic Capital Appreciation (2001), Advisor Equity Growth (2001), Advisor Equity Income (2001), Advisor Equity Value, Advisor Fifty (2001), Advisor Growth & Income (2001), Advisor Growth Opportunities (2001), Advisor Large Cap (2001), Advisor Leveraged Company Stock (2001), Advisor Mid Cap (2001), Advisor Small Cap (2001), Advisor Strategic Growth (2001), and Advisor Value Strategies (2001). Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

The following information supplements the similar information in the "Trustees and Officers" section beginning on page 92.

Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Aggressive Growth, Advisor Asset Allocation, Advisor Balanced, Advisor Dividend Growth, Advisor Dynamic Capital Appreciation, Advisor Equity Growth, Advisor Equity Income, Advisor Equity Value, Advisor Fifty, Advisor Growth & Income, Advisor Growth Opportunities, Advisor Large Cap, Advisor Leveraged Company Stock, Advisor Mid Cap, Advisor Small Cap, Advisor Strategic Growth, and Advisor Value Strategies. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), Compliance Officer of FMR Corp., and Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002) and Fidelity Management & Research (Far East) Inc. (1991-2002).

The following information replaces the fourth through fifteenth paragraphs found in the "Distribution Services" section beginning on page 110.

The Rule 12b-1 Plan adopted for each class of each fund is described in the prospectus for that class.

Effective September 19, 2002, the following information replaces the similar information found in the "Distribution Services" section on page 117.

Currently and except as provided below, for the first year of investment, FDC retains the full amount of 12b-1 (distribution) fees paid by Class C as compensation for providing services intended to result in the sale of Class C shares and retains the full amount of 12b-1 (service) fees paid by Class C for providing shareholder support services. Normally, after the first year of investment, FDC may reallow up to the full amount of 12b-1 (distribution) fees paid by Class C to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of 12b-1 (service) fees paid by Class C to intermediaries, including its affiliates, for providing shareholder support services. For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of 12b-1 (distribution) fees paid by such Class C shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of 12b-1 (service) fees paid by such Class C shares to intermediaries, including its affiliates, for providing shareholder support services.